Accounts and Notes Receivable - Summary of Aging of Receivables (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 23,238	$ 21,976	$ 21,051
Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	57	137
60-89 Days Past Due	17	35
Greater Than 90 Days	8	17
Total Past Due	82	189
Current	12,314	12,238
Total	12,606	12,730	11,602
Retail [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	10	18
60-89 Days Past Due		5
Greater Than 90 Days		3
Total Past Due	10	26
Current	8,549	8,336
Total	8,572	8,392
Retail [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	22	75
60-89 Days Past Due	15	21
Greater Than 90 Days		8
Total Past Due	37	104
Current	1,370	1,524
Total	1,560	1,848
Retail [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	11	4
Total Past Due	11	4
Current	1,776	1,651
Total	1,828	1,706
Retail [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	14	40
60-89 Days Past Due	2	9
Greater Than 90 Days	8	6
Total Past Due	24	55
Current	619	727
Total	646	784
Wholesale [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	134	184
60-89 Days Past Due	14	41
Greater Than 90 Days	32	19
Total Past Due	180	244
Current	10,130	8,595
Total	10,530	9,111	9,333
Wholesale [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	4,520	3,536
Total	4,563	3,566
Wholesale [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	104	180
60-89 Days Past Due	7	36
Greater Than 90 Days		1
Total Past Due	111	217
Current	4,482	4,052
Total	4,729	4,510
Wholesale [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	6
Total Past Due	6
Current	785	796
Total	791	797
Wholesale [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	24	4
60-89 Days Past Due	7	5
Greater Than 90 Days	32	18
Total Past Due	63	27
Current	343	211
Total	447	238
Performing Financing Receivable [Member] | Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	12,396	12,427
Performing Financing Receivable [Member] | Retail [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8,559	8,362
Performing Financing Receivable [Member] | Retail [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,407	1,628
Performing Financing Receivable [Member] | Retail [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,787	1,655
Performing Financing Receivable [Member] | Retail [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	643	782
Performing Financing Receivable [Member] | Wholesale [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	10,310	8,839
Performing Financing Receivable [Member] | Wholesale [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	4,520	3,536
Performing Financing Receivable [Member] | Wholesale [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	4,593	4,269
Performing Financing Receivable [Member] | Wholesale [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	791	796
Performing Financing Receivable [Member] | Wholesale [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	406	238
Nonperforming Financing Receivable [Member] | Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	210	303
Nonperforming Financing Receivable [Member] | Retail [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	13	30
Nonperforming Financing Receivable [Member] | Retail [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	153	220
Nonperforming Financing Receivable [Member] | Retail [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	41	51
Nonperforming Financing Receivable [Member] | Retail [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3	2
Nonperforming Financing Receivable [Member] | Wholesale [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	220	272
Nonperforming Financing Receivable [Member] | Wholesale [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	43	30
Nonperforming Financing Receivable [Member] | Wholesale [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	136	241
Nonperforming Financing Receivable [Member] | Wholesale [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total		1
Nonperforming Financing Receivable [Member] | Wholesale [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 41